Accrued Expenses and Other Current Liabilities (Details) - Schedule of accrued expenses and other current liabilities - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of accrued expenses and other current liabilities [Abstract]
Payroll	$ 180,855	$ 302,033
Other payable	1,070	1,042
Total	$ 181,925	$ 303,075